Average Annual Total Returns - First Trust Dorsey Wright Momentum and Dividend ETF	First Trust Dorsey Wright Momentum and Dividend ETF 1 Year	First Trust Dorsey Wright Momentum and Dividend ETF 5 Years	First Trust Dorsey Wright Momentum and Dividend ETF Since Inception	First Trust Dorsey Wright Momentum and Dividend ETF Inception Date	First Trust Dorsey Wright Momentum and Dividend ETF After tax on distributions 1 Year	First Trust Dorsey Wright Momentum and Dividend ETF After tax on distributions 5 Years	First Trust Dorsey Wright Momentum and Dividend ETF After tax on distributions Since Inception	First Trust Dorsey Wright Momentum and Dividend ETF After tax on distributions and sale of fund shares 1 Year	First Trust Dorsey Wright Momentum and Dividend ETF After tax on distributions and sale of fund shares 5 Years	First Trust Dorsey Wright Momentum and Dividend ETF After tax on distributions and sale of fund shares Since Inception	Dorsey Wright Momentum Plus Dividend Yield Index (reflects no deduction for fees, expenses or taxes) 1 Year		Dorsey Wright Momentum Plus Dividend Yield Index (reflects no deduction for fees, expenses or taxes) 5 Years	Dorsey Wright Momentum Plus Dividend Yield Index (reflects no deduction for fees, expenses or taxes) Since Inception	Dow Jones U.S. Select Dividend(TM) Index (reflects no deduction for fees, expenses or taxes) 1 Year		Dow Jones U.S. Select Dividend(TM) Index (reflects no deduction for fees, expenses or taxes) 5 Years		Dow Jones U.S. Select Dividend(TM) Index (reflects no deduction for fees, expenses or taxes) Since Inception		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(3.74%)	7.30%	6.12%	Mar. 10, 2014	(4.93%)	6.07%	4.90%	(2.32%)	5.12%	4.20%	(3.00%)	[1]	[1]	[1]	(4.56%)	[2]	9.25%	[2]	8.53%	[2]	18.40%	15.22%	12.97%

[1]	On September 6, 2018, the Fund's underlying index changed from the Richard Bernstein Advisors Quality Income Index to the Dorsey Wright Momentum Plus Dividend Yield Index (the "Index"). Therefore, the Fund's performance and historical returns shown for the periods prior to September 6, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of July 2, 2018, it was not in existence for all of the periods disclosed.
[2]	The Dow Jones U.S. Select DividendTM Index represents 100 of the United States’ leading stocks by dividend yield.